LONG TERM INCENTIVE PLANS ("LTIP") (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share-based payment arrangements [Abstract]
Disclosure of share activity
The following table provides a continuity of the cash-settled LTIP:

(number of share units - 000's)	Cash-settled RSUs	Phantom DSUs
Outstanding, December 31, 2015	—	397
Granted	4,559	1,024
Forfeited	(330)	—
Exercised	—	(75)
Outstanding, December 31, 2016	4,229	1,346
Granted	3,163	492
Forfeited	(3,148)	—
Exercised	(1,341)	(462)
Outstanding, December 31, 2017	2,903	1,376
The following table provides a continuity of the share-settled LTIP:

(number of share units - 000's)	PSUs	RSUs	DSUs
Outstanding, December 31, 2015	4,640	5,341	302
Granted	3,049	6,553	—
Forfeited	(460)	(737)	—
Exercised	(1,695)	(2,721)	(104)
Performance adjustment	704	—	—
Outstanding, December 31, 2016	6,238	8,436	198
Granted	2,124	4,578	—
Forfeited	(486)	(2,195)	—
Exercised	(1,104)	(3,436)	—
Performance adjustment	(1,738)	—	—
Outstanding, December 31, 2017	5,034	7,383	198

Summary of share based compensation expense
Total share based compensation expenses are included in both general and administrative and operating expenses on the Consolidated Statements of Income (Loss) and are composed of the following:

	Year ended December 31
	2017	2016
Non-cash share based compensation	$5.0	$13.7
Amounts capitalized in the period	(0.1)	(0.5)
Non-cash share based compensation expense	$4.9	$13.2
Cash-settled RSUs (reduction) expense	$(0.2)	$3.6
Cash-settled Phantom DSUs (reduction) expense	$(0.6)	$2.3
Total share based compensation expense	$4.1	$19.1